UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2004
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Bank of Ireland Asset Management
Address: 	40 Mespil Road
         	Dublin 4
         	Ireland
13F File Number:  28-06734
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:  	Keith Walsh
Title:  Senior Compliance Manager
Phone:  011 353 1 6378119
Signature, Place, and Date of Signing:
Keith Walsh, Dublin, Ireland    October 28th, 2004
Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
Form 13F Information Table Entry Total:         52
Form 13F Information Table Value Total:   	$13,276,335
List of Other Included Managers:
 No.  13F File Number     Name

NAME OF ISSUER              TITLE OF CLASS   CUSIP      VALUE   SHARES/    SH/ PUT/ INVESTMENT OTHER  VOTING AUTHORITY
                                                        (x$000) PRN AMOUNT PRN CALL DISCRETION MGRS   SOLE   SHARED NONE
New Ireland Fund Inc        Com             645673104  5470    327560      SH       SOLE             327560
Elan Plc                    ADR             284131208  468     20000       SH       SOLE             20000
Iona Technologies Plc       Sponsored ADR   46206P109  4032    990615      SH       SOLE             990615
ICON Pub Ltd Co             Sponsored ADR   45103T107  2359    71646       SH       SOLE             71646
PPG Inds Inc                Com             693506107  206103  3363305     SH       SOLE             3363305
Dover Corp                  Com             260003108  254191  6539508     SH       SOLE             6539508
Exxon Mobil Corp            Com             30231G102  393     8125        SH       SOLE             8125
Sysco Corp                  Com             871829107  634393  21202968    SH       SOLE             21202968
Wal Mart Stores Inc         Com             931142103  147606  2774557     SH       SOLE             2774557
Johnson & Johnson           Com             478160104  883623  15686540    SH       SOLE             15686540
Altria Group Inc            Com             2209S103   815695  17340465    SH       SOLE             17340465
Smurfit-Stone Container CorpCom             832727101  207     10699       SH       SOLE             10699
Aflac Inc                   Com             1055102    257061  6556009     SH       SOLE             6556009
Becton Dickinson & Co       Com             75887109   449783  8699871     SH       SOLE             8699871
J P Morgan Chase & Co       Com             46625H100  447157  11254890    SH       SOLE             11254890
Cisco Sys Inc               Com             17275R102  222     12270       SH       SOLE             12270
Citigroup Inc               Com             172967101  290512  6584596     SH       SOLE             6584596
Dell Inc                    Com             24702R101  252546  7094        SH       SOLE             7094
Morgan Stanley              Com New         617446448  206665  4192        SH       SOLE             4192
Donnelley R R & Sons Co     Com             257867101  162362  5183956     SH       SOLE             5183956
Engelhard Corp              Com             292845104  94956   3349430     SH       SOLE             3349430
Family DLR Stores Inc       Com             307000109  102187  3770739     SH       SOLE             3770739
Fastenal Co                 Com             311900104  174799  3034699     SH       SOLE             3034699
Federal Natl Mtg Assn       Com             313586109  525781  8293072     SH       SOLE             8293072
Gannett Inc                 Com             364730101  994305  11870878    SH       SOLE             11870878
General Dynamics Corp       Com             369550108  129927  1272549     SH       SOLE             1272549
General Elec Co             Com             369604103  309     9190        SH       SOLE             9190
Harley Davidson Inc         Com             412822108  180378  3034618     SH       SOLE             3034618
Home Depot Inc              Com             437076102  323479  8252009     SH       SOLE             8252009
Illinois Tool Wks Inc       Com             452308109  665753  7145574     SH       SOLE             7145574
International Business MachsCom             459200101  422648  4929411     SH       SOLE             4929411
Johnson Ctls Inc            Com             478366107  489024  8608062     SH       SOLE             8608062
Leggett & Platt Inc         Com             524660107  223368  7949027     SH       SOLE             7949027
MBIA Inc                    Com             55262C100  335900  5770481     SH       SOLE             5770481
McGraw Hill Cos Inc         Com             580645109  447671  5617658     SH       SOLE             5617658
Marsh & McLennan Cos Inc    Com             571748102  237304  5185849     SH       SOLE             5185849
Masco Corp                  Com             574599106  429131  12427779    SH       SOLE             12427779
Medtronic Inc               Com             585055106  137710  2653376     SH       SOLE             2653376
Microsoft Corp              Com             594918104  251701  9103108     SH       SOLE             9103108
Wells Fargo & Co New        Com             949746101  655842  10998525    SH       SOLE             10998525
Oracle Corp                 Com             68389X105  247     21874       SH       SOLE             21874
Outback Steakhouse Inc      Com             689899102  53468   1287443     SH       SOLE             1287443
Pepsico Inc                 Com             713448108  224     4595        SH       SOLE             4595
Pfizer Inc                  Com             717081103  485364  15861555    SH       SOLE             15861555
Pulte Homes Inc             Com             745867101  84005   1368821     SH       SOLE             1368821
Sherwin Williams Co         Com             824348106  294228  6693084     SH       SOLE             6693084
Weyerhaeuser Co             Com             962166104  219     3295        SH       SOLE             3295
Jones Apparel Group Inc     Com             480074103  218074  6091452     SH       SOLE             6091452
KT Corp                     Sponsored ADR   48268K101  18112   1002312     SH       SOLE             1002312
Korea Electric Pwr          Sponsored ADR   500631106  26397   2502054     SH       SOLE             2502054
Posco                       Sponsored ADR   693483109  37345   986662      SH       SOLE             986662
Taiwan Semiconducter Mfg LtdSponsored ADR   874039100  215631  30200439    SH       SOLE             30200439